Commitments and Contingencies	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2017	36,541
2018	36,541
2019	36,451
2020	15,225
2021	-
Total	124,848

For the year ended March 31, 2017, facilities expense was $90,899 ($94,766 for the year ended March 31, 2016 and $116,540 for the year ended March 31, 2015). The lease was renewed for 5 years and 2 months on March 21, 2017.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.